RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
Disclosure of transactions between related parties
The following tables summarize other transactions the partnership has entered into with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Transactions during the period
Business services revenues (1)	$62	$133	$141	$287
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(1) Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balances at end of period
Accounts and other receivable, net	133	138
Accounts payable and other (1)	552	549
Non-recourse borrowings in subsidiaries of the partnership	56	56
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(1)Includes $345 million (December 31, 2021: $326 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.